Investments - Debt Maturities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
One year or less, Amortized Cost	$ 2,341.3	$ 2,820.9
After one year through five years, Amortized Cost	15,201.6	14,380.3
After five years through ten years, Amortized Cost	19,660.3	17,372.7
After ten years, Amortized Cost	20,435.4	18,963.3
Fixed maturities, including securities pledged, Amortized Cost	69,731.2	67,196.7	66,879.5
One year or less, Amortized Cost	2,423.9	2,918.1
After one year through five years, Fair Value	16,036.2	15,353.4
After five years through ten years, Fair Value	20,113.5	19,179.7
After ten years, Fair Value	21,648.0	22,657.9
Fixed maturities, including securities pledged	73,394.2	75,287.1	72,669.4
Mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Without single maturity date, Amortized Cost	10,126.9	11,123.1
Without single maturity date, Fair Value	11,170.1	12,613.4
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Without single maturity date, Amortized Cost	1,965.7	2,536.4
Fixed maturities, including securities pledged, Amortized Cost	1,965.7	2,536.4	2,727.0
Without single maturity date, Fair Value	2,002.5	2,564.6
Fixed maturities, including securities pledged	$ 2,002.5	$ 2,564.6	$ 2,501.2